Schedule of reconciliation of tax expenses applicable to loss before tax (Details) (Parenthetical)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Statutory tax rate	17.00%	17.00%	17.00%